CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2016	Sep. 30, 2015
Stockholder's deficit:
Note payable discount	$ 0	$ 273,000
Preferred stock par value	$ 0.01	$ 0.01
Preferred stock, authorized shares	10,000,000	10,000,000
Series A nonredeemable convertible preferred stock, authorized shares	1,250,000	1,250,000
Series A nonredeemable convertible preferred stock, issued shares	0	0
Series A nonredeemable convertible preferred stock, outstanding shares	0	0
Series B nonredeemable convertible preferred stock, authorized shares	1,600,000	1,600,000
Series B nonredeemable convertible preferred stock, issued shares		526,080
Series B nonredeemable convertible preferred stock, outstanding shares		526,080
Series C nonredeemable convertible preferred stock, authorized shares	5,000	0
Series C nonredeemable convertible preferred stock, issued shares	4,500	0
Series C nonredeemable convertible preferred stock, outstanding shares	4,500	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, Authorized	200,000,000	200,000,000
Common stock, Issued	152,085,825	135,930,068
Common stock, outstanding	152,085,825	135,930,068